Interim Unaudited Condensed Consolidated Statements of Changes in Redeemable Convertible Preferred Shares and Shareholders' Equity (Deficit) - USD ($) $ in Thousands		Preferred Stock [Member] Convertible redeemable preferred shares [Member]	Ordinary shares [Member]	Additional paid-in capital [Member]		Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]	Total
Balance at Beginning at Dec. 31, 2020		$ 77,702
Balance at Beginning (in Shares) at Dec. 31, 2020	[1]	62,926,410
Balance at Beginning at Dec. 31, 2020			$ 0	$ 10,357		$ 0	$ (70,128)	$ (59,771)
Balance at Beginning (in Shares) at Dec. 31, 2020	[1]		31,488,921
Exercise of warrants for redeemable convertible preferred shares		$ 10,896
Exercise of warrants for redeemable convertible preferred shares (in Shares)	[1]	1,179,456
Exercise of share options			$ 0	27		0	0	27
Exercise of share options (in Shares)	[1]		43,520
Share-based compensation			$ 0	1,048		0	0	1,048
Net loss for the period			0	0		0	(13,104)	(13,104)	[1]
Balance at Ending at Jun. 30, 2021			$ 0	11,432		0	(83,232)	(71,800)
Balance at Ending (in Shares) at Jun. 30, 2021	[1]		31,532,441
Balance at Ending at Jun. 30, 2021		$ 88,598
Balance at Ending (in Shares) at Jun. 30, 2021	[1]	64,105,866
Balance at Beginning at Dec. 31, 2021		$ 0
Balance at Beginning (in Shares) at Dec. 31, 2021	[1]	0
Balance at Beginning at Dec. 31, 2021			$ 0	349,825		0	(101,062)	248,763
Balance at Beginning (in Shares) at Dec. 31, 2021			132,214,733
Shares issued related to the business acquisitions			$ 0	10,691		0	0	10,691
Shares issued related to the business acquisitions (in Shares)	[1]		6,462,086
Exercises of public warrants			$ 0		[2]	0	0		[2]
Exercises of public warrants (in Shares)	[1]		20
Exercise of share options			$ 0	135		0	0	135
Exercise of share options (in Shares)	[1]		794,436
Exercise of RSU			$ 0	0		0	0	0
Exercise of RSU (in Shares)	[1]		462,361
Share-based compensation			$ 0	4,881		0	0	4,881
Net loss for the period			0	0		0	(78,937)	(78,937)
Other comprehensive loss			0	0		(2,388)	0	(2,388)
Balance at Ending at Jun. 30, 2022			$ 0	$ 365,532		$ (2,388)	$ (179,999)	$ 183,145
Balance at Ending (in Shares) at Jun. 30, 2022	[1]		139,933,636
Balance at Ending at Jun. 30, 2022		$ 0
Balance at Ending (in Shares) at Jun. 30, 2022	[1]	0

[1]	The Company effected a share split as of the Recapitalization, all ordinary share and redeemable convertible preferred shares amounts were adjusted retroactively for all periods. See also Note 7 in Company’s audited consolidated financial statements for the year ended December 31, 2021.
[2]	Less than $1 thousand